Additional financial information - Other Noncurrent Liabilities (Q3) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liabilities for unrecognized tax benefits	$ 173	$ 167	$ 161	$ 128	$ 103
Finance lease liabilities	342	312	228
Asset retirement obligations	235	242	245
Pension liabilities	235	235	259
Contract liabilities	349	341	268
Environmental remediation liabilities	58	54	64
Self-insurance reserves	99	62
Other	115	108
Total Other noncurrent liabilities	$ 1,606	$ 1,521	$ 1,426